Cover	Mar. 11, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and restates in its entirety the Current Report on Form 8-K filed by Tenon Medical, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on March 17, 2026 (the “Original Report”). This Amendment amends the Original Report solely to: (i) correct the aggregate principal amount of the Notes from $4.3 million to $5.16 million, (ii) replace Exhibit 4.1 with a form of the Note that has correct floor price of $0.1567. Other than such changes to the Original Report described above, there are no other changes to the Original Report.
Document Period End Date	Mar. 11, 2026
Entity File Number	001-41364
Entity Registrant Name	TENON MEDICAL, INC.
Entity Central Index Key	0001560293
Entity Tax Identification Number	45-5574718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Cooper Court
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	649-5760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TNON
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	TNONW
Security Exchange Name	NASDAQ